EXHIBIT 99

Monthly Servicing Report
Capital Auto Receivables Asset Trust 2007-1
May-2007
Distribution Date: 6/15/2007

Original Inputs

Total Pool Balance	$2,092,625,049.88

Class A-1 Notes Balance	$419,000,000.00
Class A-1 Notes Rate	5.32455%

Class A-2 Notes Balance	$525,000,000.00
Class A-2 Notes Rate	5.220%

Class A-3a Notes Balance	$215,000,000.00
Class A-3a Notes Rate	5.000%

Class A-3b Notes Balance	$324,000,000.00
Class A-3b Notes Rate	One Month LIBOR+.01%

Class A-4a Notes Balance	$118,000,000.00
Class A-Aa Notes Rate	5.010%

Class A-4b Notes Balance	$177,151,000.00
Class A-4b Notes Rate	One Month LIBOR+.04%

Class B Notes Balance	$61,153,000.00
Class B Notes Rate	5.150%

Class C Certificates Balance	$28,225,000.00
Class C Certificates Rate	5.380%

Class D Certificates Balance	$9,408,000.00
Class D Certificates Rate	6.570%

Overcollateralization	$4,704,268.00

Reserve Account Deposit	$9,408,206.34

Discount Rate	9.25%

Part I. Collections
Receipts During the Period	$67,387,385.90
Principal on Adminstrative Repurchases	1,047,397.07
Principal on Warranty Repurchases	—
Liquidation Proceeds (Recoveries)	199,450.53
Scheduled and Simple Payments Advanced	61,117.36
Schedule Principal Advanced	—

Total Collections For the Period	$68,695,350.86

Beginning Pool Aggregate Principal Balance	$2,033,709,463.97
Ending Pool Aggregate Principal Balance	$1,972,498,901.68

Scheduled Principal Collection	59,846,986.68

Beginning Aggregate Discounted Principal Balance	$1,831,273,944.06
Ending Aggregate Discounted Principal Balance	$1,778,582,694.92

Part II. Distributions to Noteholders and Certificateholders
Total Collections	$68,695,350.86
Plus: Reserve Account Draw	—
Plus: Net Amount due from Swap Counterparty	218,792.55
Less: Total Servicing Fee	1,694,757.89
Less: Net Amount due to Swap Counterparty	—
Less: Monthly Interest Due to Noteholders	8,107,644.35
Less: Principal Due to Noteholders	52,691,249.14
Less: Accumulation Account Deposit	—
Less: Reserve Account Deposit	—

Equals Reserve Fund Excess to be released to CARI	$6,420,492.03

Monthly Servicing Report
Capital Auto Receivables Asset Trust 2007-1
May-2007
Distribution Date: 6/15/2007

		Per $1000 of
		Original Principal
Class A-1 Notes Distributable Amount
Monthly Interest	$1,690,191.57	4.033870
Monthly Principal	52,691,249.14	125.754771

Distributable Amount	$54,381,440.71

Class A-2 Notes Distributable Amount
Monthly Interest	$2,283,750.00	4.350000
Monthly Principal	—	—

Distributable Amount	$2,283,750.00

Class A-3a Notes Distributable Amount
Monthly Interest	$895,833.33	4.166667
Monthly Principal	—	—

Distributable Amount	$895,833.33

Class A-3b Notes Distributable Amount
Monthly Interest	$1,487,070.00	4.589722
Monthly Principal	—	—

Distributable Amount	$1,487,070.00

Class A-4a Notes Distributable Amount
Monthly Interest	$492,650.00	4.175000
Monthly Principal	—	—

Distributable Amount	$492,650.00

Class A-4b Notes Distributable Amount
Monthly Interest	$817,650.28	4.615556
Monthly Principal	—	—

Distributable Amount	$817,650.28

Class B Notes Distributable Amount
Monthly Interest	$262,448.29	4.291667
Monthly Principal	—	—

Distributable Amount	$262,448.29

Class C Notes Distributable Amount
Monthly Interest	$126,542.08	4.483333
Monthly Principal	—	—

Distributable Amount	$126,542.08

Class D Notes Distributable Amount
Monthly Interest	$51,508.80	5.475000
Monthly Principal	—	—

Distributable Amount	$51,508.80

Total Servicing Fee	$1,694,757.89	0.809872
LIBOR Rate effective for current Distribution Period	5.32%

Part III. Advances

Advance Account
Beginning Outstanding Unreimbursed Simple Interest Advances	$—

Simple Interest Advances	61,117.36
Reimbursement of Previous Simple Interest Advances	—

Ending Outstanding Unreimbursed Simple Interest Advances	$61,117.36

If the full scheduled payment due is not received by the end of month in which it was due the servicer will advance the shortfall for receivables that are not in default. The servicer will be reimbursed for any advances from subsequent payments or collections relating to that receivable. At the time the servicer determines that advances will not be recoverable from payments on that receivable the servicer is entitled to recoup its advance from collections of other receivables.

Monthly Servicing Report
Capital Auto Receivables Asset Trust 2007-1
May-2007
Distribution Date: 6/15/2007

Part IV. Balances & Principal Factors

		Beginning of Period	End of Period

Total Pool Balance		$2,033,709,463.97	$1,972,498,901.68
Total Pool Factor		0.9718461	0.9425955
Class A-1 Notes Balance		$368,632,676.03	$315,941,426.89
Class A-1 Notes Principal Factor		0.8797916	0.7540368
Class A-2 Notes Balance		$525,000,000.00	$525,000,000.00
Class A-2 Notes Principal Factor		1.0000000	1.0000000
Class A-3a Notes Balance		$215,000,000.00	$215,000,000.00
Class A-3a Notes Principal Factor		1.0000000	1.0000000
Class A-3b Notes Balance		$324,000,000.00	$324,000,000.00
Class A-3b Notes Principal Factor		1.0000000	1.0000000
Class A-4a Notes Balance		$118,000,000.00	$118,000,000.00
Class A-4a Notes Principal Factor		1.0000000	1.0000000
Class A-4b Notes Balance		$177,151,000.00	$177,151,000.00
Class A-4b Notes Principal Factor		1.0000000	1.0000000
Class B Notes Balance		$61,153,000.00	$61,153,000.00
Class B Notes Principal Factor		1.0000000	1.0000000
Class C Notes Balance		$28,225,000.00	$28,225,000.00
Class C Notes Principal Factor		1.0000000	1.0000000
Class D Notes Balance		$9,408,000.00	$9,408,000.00
Class D Notes Principal Factor		1.0000000	1.0000000

Pool Statistics	Inception	Beg of Period	End of Period

Number of Accounts	99,653	98,674	97,475
Weighted Average Coupon	4.48	4.45	4.44
Weighted Average Remaining Term	53.42	52.48	51.67
Weighted Average Age	9.47	10.42	11.25

Part V. Reserve Account

			Per $1000 of
			Original Principal

Beginning Reserve Account Balance		$9,408,206.34
Draw for Servicing Fee		—	—
Draw for Class A-1 Notes Distributable Amount		—	—
Draw for Class A-2 Notes Distributable Amount		—	—
Draw for Class A-3a Notes Distributable Amount		—	—
Draw for Class A-3b Notes Distributable Amount		—	—
Draw for Class A-4a Notes Distributable Amount		—	—
Draw for Class A-4b Notes Distributable Amount		—	—
Draw for Class B Notes Distributable Amount		—	—
Draw for Class C Notes Distributable Amount		—	—
Draw for Class D Notes Distributable Amount		—	—
Additions to Reserve Account (for Accumulation Account)		—	—
Additions to Reserve Account		—	—
Releases from Reserve Account		—	—

Ending Reserve Account Balance		$9,408,206.34

Preceding Collection Period
Specified Reserve Account Balance		$9,408,206.34
Reserve Account Balance		$9,408,206.34

Current Collection Period
Specified Reserve Account Balance		$9,408,206.34
Reserve Account Balance		$9,408,206.34

Part VI. Carryover Shortfall

			Per $1000 of
			Original Principal

Noteholders’ Interest Carryover Shortfall		$—	—
Noteholders’ Principal Carryover Shortfall		$—	—
Certificateholders’ Interest Carryover Shortfall		$—	—
Certificateholders’ Principal Carryover Shortfall		$—	—

Monthly Servicing Report
Capital Auto Receivables Asset Trust 2007-1
May-2007
Distribution Date: 6/15/2007

Part VII. Charge Off and Delinquency Rates

Charge Off Rate	Average Receivables	Credit Repurchases	Loss Rate
May	2,003,104,182.83	116,728.01	0.0699
April	2,063,167,256.93	—	0.0000
March	—	—	0.0000
Three Month Average Loss Rate			0.0233

	Original	Cumulative	Cumulative
	Receivable Balance	Net Charge-Offs	Loss Rate

Total Cumulative Charge offs	$2,092,625,049.88	116,728.01	0.0001

Delinquency Rate	Total Accounts	Accounts over 60	% Delinquent

May	97,475	310	0.3180
April	98,674	11	0.0111
March	—	—	0.0000
Three Month Average Delinquency Rate			0.1097

Delinquency Stratification	Total Accounts	Total $

31 - 60 days	3,109	60,451,534.47
61 - 90 days	309	6,268,729.48
> 90 days	1	9,420.26

The information contained in this report is defined or determined in a manner consistent with the prospectus for Capital Auto Receivables Asset Trust 2007-1 related to delinquencies, charge-offs and uncollectible accounts.

Monthly Servicing Report
Capital Auto Receivables Asset Trust 2007-1
May-2007
Distribution Date: 6/15/2007

Part VIII. Prepayment Rate

Month	Prepayment Rate
%
1	0.90
2	1.04

Part IX. Early Amortization Events / Portfolio Performance Conditions/ Trigger Events

Early Amortization Events

1)	Was the Reserve Account Balance less than the Specified
	Reserve Account Balance for Two Consecutive Months?	No

2)	Has an Event of Default occurred?	No

3)	Has a Servicer Default occurred?	No

This Servicer Certificate relates only to CARAT 2007-1. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how CARAT 2007-1 will perform in the future.